Fair Value - Summary of Fair Value Hierarchy Classifications of Financial Assets and Financial Liabilities That are Measured at Fair Value (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	₩ 777,685	₩ 5,913
Derivative financial assets for hedging	29,843	7,389
Available-for-sale financial assets		380,953
Investment properties	1,091,084	1,189,531	₩ 1,148,044
Financial assets, at fair value		2,088,204
Financial liabilities at fair value through profit or loss	7,758	5,051
Derivative financial liabilities for hedging	57,308	93,771
Financial liabilities, at fair value		98,821
Recurring fair value measurement [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss		5,813
Derivative financial assets for hedging		7,389
Available-for-sale financial assets		319,402
Financial liabilities at fair value through profit or loss		5,051
Derivative financial liabilities for hedging		93,770
Not measured at fair value in statement of financial position but for which fair value is disclosed [Member]
Disclosure of detailed information about financial instruments [line items]
Investment properties		1,755,600
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		6,859
Level 1 [Member] | Recurring fair value measurement [Member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		6,859
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets for hedging	29,843	7,389
Financial assets, at fair value		12,855
Financial liabilities, at fair value		76,045
Level 2 [Member] | Recurring fair value measurement [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets for hedging		7,389
Available-for-sale financial assets		5,466
Derivative financial liabilities for hedging		76,045
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Investment properties	₩ 1,821,061	1,755,600
Financial assets, at fair value		2,068,490
Financial liabilities, at fair value		22,776
Level 3 [Member] | Recurring fair value measurement [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss		5,813
Available-for-sale financial assets		307,077
Financial liabilities at fair value through profit or loss		5,051
Derivative financial liabilities for hedging		17,725
Level 3 [Member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [Member]
Disclosure of detailed information about financial instruments [line items]
Investment properties		₩ 1,755,600